Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income tax expense	$ 15	$ 4	$ 28	$ 18	$ 52	$ (380)
U.S. federal income tax rate (as a percent)			21.00%		21.00%	21.00%